Cash, Cash Equivalents, and Restricted Cash	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Restricted Cash

4. CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	December 31
	2017	2018
	US$	US$
Cash and deposits in bank	59,751	54,918
Time deposits	269,392	220,047
Bonds acquired under repurchase agreements	30,310	10,024

Total cash and cash equivalents	359,453	284,989
Restricted cash	22,070	22,138

	381,523	307,127